Note 4 - Cost of Construction and Constructed Assets	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Cost of Construction and Constructed Assets [Text Block]
4.	Cost of Construction and Constructed Assets

The Company’s portfolio as of June 30, 2022 includes the following development projects:

●	Sugar Land Regional Airport (“SGR”), Sugar Land, TX (Houston area);
●	Miami-Opa Locka Executive Airport (“OPF”), Opa-Locka, FL (Miami area);
●	Nashville International Airport ("BNA"), Nashville, TN;
●	Centennial Airport (“APA”), Englewood, CO (Denver area);
●	Phoenix Deer Valley Airport (“DVT”), Phoenix, AZ; and
●	Addison Airport (“ADS”), Addison, TX (Dallas area).

Constructed assets, net, and cost of construction, consists of the following:

	June 30, 2022	December 31, 2021
Constructed assets, net of accumulated depreciation:
Buildings, SGR (Phase I)	$15,079	$15,079
Accumulated depreciation	(853)	(579)
	$14,226	$14,500
Cost of construction:
OPF; BNA; APA; DVT; ADS	$54,288	$25,034

Depreciation expense for the three months ended June 30, 2022 and 2021 totaled $139 and $133, respectively. Depreciation expense for the six months ended June 30, 2022 and 2021 totaled $274 and $269, respectively.